Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Net revenues	$ 177,883,105	$ 134,109,632	$ 37,334,966
Advertising revenue
Disaggregation of Revenue [Line Items]
Net revenues	175,040,033	131,287,334	35,032,557
Other revenue
Disaggregation of Revenue [Line Items]
Net revenues	2,843,072	2,822,298	2,302,409
USA
Disaggregation of Revenue [Line Items]
Net revenues	53,469,745	108,309,547	20,246,637
PRC
Disaggregation of Revenue [Line Items]
Net revenues	121,105,976	25,502,479	15,393,590
Others
Disaggregation of Revenue [Line Items]
Net revenues	$ 3,307,384	$ 297,606	$ 1,694,739